Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - Credit risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 61.0	$ 48.3
Ghana
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	1.5	18.7
Australia
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	41.3	0.0
Peru
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 18.2	$ 29.6